CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Current portion of long term debt:
Line of credit		$ 1,973	$ 1,973
Current portion of term loan		975	0
Current portion of long term debt	645	2,948	1,973
Long term liabilities:
Long term deferred revenue		264	126
Long term portion of term loan		1,370	0
Long term liabilities		$ 1,634	$ 126